JPMorgan Managed Income Fund Investment Objectives and Goals - I Shares [Member] - JPMorgan Managed Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: I/JMGLX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks current income while seeking to maintain a low volatility of principal.